Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended	6 Months Ended
	Aug. 03, 2022	Jan. 31, 2022	Dec. 08, 2021	May 07, 2021	Jan. 31, 2021	Jan. 07, 2021	Jun. 26, 2019	Jun. 01, 2017	Feb. 28, 2022	Jan. 31, 2023	Jul. 29, 2022	Jul. 28, 2022
Warrants [Abstract]
Period warrants to become exercisable after completion of business combination										30 days
Warrants issued to purchase preferred stock									161,112
Fair value of warrants	$ 7,632
Exercise of warrants (in shares)	784,907									784,907
SLWF II Loan [Member]
Warrants [Abstract]
Warrants exercise price (in dollars per share)								$ 0.2
Hercules Loan [Member]
Warrants [Abstract]
Line of credit				$ 5,000
Warrants issued to purchase preferred stock							4
Stifel Loan [Member] | Series E Preferred Warrant [Member]
Warrants [Abstract]
Fair value of warrants		$ 900
Orix Loan [Member] | Series E Preferred Warrant [Member]
Warrants [Abstract]
Fair value of warrants		$ 2,000
Series C-1 Redeemable Convertible Preferred Stock [Member]
Warrants [Abstract]
Convertible preferred shares issued	11,882,605	11,376,115										506,490
Series E Redeemable Convertible Preferred Stock [Member]
Warrants [Abstract]
Warrants exercise price (in dollars per share)									$ 1.86205
Convertible preferred shares issued	15,767,013	15,227,437									539,576
Common Stock [Member] | SLWF II Loan [Member]
Warrants [Abstract]
Shares issued (in shares)								1,924,790
Series E Preferred Stock [Member] | Stifel Loan [Member]
Warrants [Abstract]
Warrants exercise price (in dollars per share)			$ 1.86			$ 1.86
Shares issued (in shares)			161,113			107,408
Series E Preferred Stock [Member] | Orix Loan [Member]
Warrants [Abstract]
Warrants exercise price (in dollars per share)						$ 1.86
Shares issued (in shares)						644,451
Series A Preferred Stock [Member]
Warrants [Abstract]
Shares issued (in shares)		124,903
Series B Preferred Stock [Member]
Warrants [Abstract]
Shares issued (in shares)					146,341
C-1 Preferred Stock [Member] | Hercules Loan [Member]
Warrants [Abstract]
Share price							$ 1.23
Shares issued (in shares)				160,546			487,805
Redemption of Warrants When Price Exceeds $18.00 [Member]
Warrants [Abstract]
Warrant redemption price (in dollars per share)										$ 0.01
Notice period to redeem warrants										30 days
Number of trading days										20 days
Trading day threshold period										30 days
Redemption of Warrants When Price Exceeds $18.00 [Member] | Minimum [Member]
Warrants [Abstract]
Share price										$ 18
Redemption of Warrants When Price Exceeds $10.00 [Member]
Warrants [Abstract]
Warrant redemption price (in dollars per share)										$ 0.1
Notice period to redeem warrants										30 days
Number of trading days										20 days
Trading day threshold period										30 days
Redemption of Warrants When Price Exceeds $10.00 [Member] | Minimum [Member]
Warrants [Abstract]
Share price										$ 10
Public Warrants [Member]
Warrants [Abstract]
Number of warrants outstanding (in shares)										8,625,000
Warrants expiration period										5 years
Warrants exercise price (in dollars per share)	$ 0.49									$ 0.16
Fair value of warrants	$ 4,200									$ 1,400
Private Warrants [Member]
Warrants [Abstract]
Number of warrants outstanding (in shares)										7,588,430
Fair value of warrants	$ 3,700									$ 1,200
Public and Private Warrants Member
Warrants [Abstract]
Warrants exercise price (in dollars per share)										$ 11.5